DIRECT FINANCING LEASES (Narrative) (Detail) $ in Millions	1 Months Ended
	Jul. 31, 2015	Nov. 27, 2013 USD ($) Facility Bed State Lease	Dec. 31, 2015 Facility State	Dec. 31, 2014 State
Capital Leased Assets [Line Items]
Lease term	10 years
Number of facilities			949
Number of states | State			42	38
Ark Holding Company Inc
Capital Leased Assets [Line Items]
Purchase price of beds acquired paid in cash | $		$ 529
Number of lease | Lease		4
Lease term		50 years
Interest on lease per annum		10.60%
Number of facilities		56
Number of licensed beds | Bed		5,623
Number of states | State		12
Ark Holding Company Inc | Southeast
Capital Leased Assets [Line Items]
Number of facilities		39
Ark Holding Company Inc | Northwest
Capital Leased Assets [Line Items]
Number of facilities		7
Ark Holding Company Inc | Texas
Capital Leased Assets [Line Items]
Number of facilities		9
Ark Holding Company Inc | Indiana
Capital Leased Assets [Line Items]
Number of facilities		1
SNF's | Ark Holding Company Inc | Direct financing leases
Capital Leased Assets [Line Items]
Number of facilities		55
ALFs | Ark Holding Company Inc
Capital Leased Assets [Line Items]
Number of facilities		1